Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Changes in Intangible Assets

(a) Changes in intangible assets for the year ended December 31, 2016 are as follows:

(In millions of won)	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress (software)	Customer relationships	Technology	Good- will	Others (*3)	Total
Acquisition cost as of January 1, 2016	~~W~~	817,359	698,844	51,092	1,111,503	2,986	59,176	11,074	104,455	13,089	2,869,578
Accumulated amortization as of January 1, 2016		(516,421)	(541,212)	—	(924,273)	—	(19,731)	(6,275)	—	(13,063)	(2,020,975)
Accumulated impairment loss as of January 1, 2016		—	—	(9,873)	—	—	—	—	—	—	(9,873)

Book value as of January 1, 2016	~~W~~	300,938	157,632	41,219	187,230	2,986	39,445	4,799	104,455	26	838,730
Additions - internally developed		—	—	—	322,288	—	—	—	—	—	322,288
Additions - external purchases		21,160	—	800	—	80,481	—	—	—	—	102,441
Business combinations (*1)		—	365	—	—	—	—	—	4,623	—	4,988
Amortization (*2)		(41,088)	(75,786)	—	(253,178)	—	(6,947)	(1,107)	—	(20)	(378,126)
Disposals		—	—	(336)	—	—	—	—	—	—	(336)
Impairment loss		—	—	(138)	—	—	—	—	—	—	(138)
Transfer from construction-in-progress		—	65,327	—	—	(65,327)	—	—	—	—	—
Effect of movements in exchange rates		5,256	(1,766)	8	—	598	—	—	994	—	5,090

Book value as of December 31, 2016	~~W~~	286,266	145,772	41,553	256,340	18,738	32,498	3,692	110,072	6	894,937

Acquisition cost as of December 31, 2016	~~W~~	904,664	806,835	51,564	1,433,791	18,738	59,176	11,074	110,072	13,077	3,408,991

Accumulated amortization as of December 31, 2016	~~W~~	(618,398)	(661,063)	—	(1,177,451)	—	(26,678)	(7,382)	—	(13,071)	(2,504,043)

Accumulated impairment loss as of December 31, 2016	~~W~~	—	—	(10,011)	—	—	—	—	—	—	(10,011)

(*1)	Business combinations include intangible assets related to Suzhou Lehui Display Co., Ltd. as its control was transferred to the Controlling Company by exchanging equity interests.
(*2)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*3)	Others mainly consist of rights to use electricity and gas supply facilities.

(b) Changes in intangible assets for the year ended December 31, 2017 are as follows:

(In millions of won)	Intellectual property rights		Software	Member- ships	Development costs	Construction- in-progress (software)	Customer relationships	Technology	Good- will(*2)	Others (*3)	Total
Acquisition cost as of January 1, 2017	~~W~~	904,664	806,835	51,564	1,433,791	18,738	59,176	11,074	110,072	13,077	3,408,991
Accumulated amortization as of January 1, 2017		(618,398)	(661,063)	—	(1,177,451)	—	(26,678)	(7,382)	—	(13,071)	(2,504,043)
Accumulated impairment loss as of January 1, 2017		—	—	(10,011)	—	—	—	—	—	—	(10,011)

Book value as of January 1, 2017	~~W~~	286,266	145,772	41,553	256,340	18,738	32,498	3,692	110,072	6	894,937
Additions - internally developed		—	—	—	336,207	—	—	—	—	—	336,207
Additions - external purchases		22,746	—	4,819	—	108,761	—	—	—	—	136,326
Amortization (*1)		(42,195)	(78,939)	—	(295,787)	—	(4,659)	(1,108)	—	(5)	(422,693)
Disposals		(4)	—	(1,392)	—	—	—	—	—	—	(1,396)
Impairment loss		—	—	(1,809)	—	—	—	—	—	—	(1,809)
Reversal of impairment loss		—	—	35	—	—	—	—	—	—	35
Transfer from construction-in-progress		—	98,989	—	—	(98,989)	—	—	(3,218)	—	(3,218)
Effect of movements in exchange rates		(19,847)	(4,332)	(6)	—	2,423	—	—	(3,806)	—	(25,568)

Book value as of December 31, 2017	~~W~~	246,966	161,490	43,200	296,760	30,933	27,839	2,584	103,048	1	912,821

Acquisition cost as of December 31, 2017	~~W~~	895,721	898,278	54,985	1,769,998	30,933	59,176	11,074	103,048	13,077	3,836,290

Accumulated amortization as of December 31, 2017	~~W~~	(648,755)	(736,788)	—	(1,473,238)	—	(31,337)	(8,490)	—	(13,076)	(2,911,684)

Accumulated impairment loss as of December 31, 2017	~~W~~	—	—	(11,785)	—	—	—	—	—	—	(11,785)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*2)	As of December 31, 2017, the book value of goodwill decreased by ~~W~~3,218 million as the Group completed the fair value measurement of land use right, acquired from business combination during the year ended December 31, 2016.
(*3)	Others mainly consist of rights to use electricity and gas supply facilities.

Summary of Development Costs
(d)	Development costs at the reporting date are as follows:

(i) As of December 31, 2016

(In millions of won and in years)
Classification	Product	Book Value		Remaining Useful life
Development completed	Mobile	~~W~~	54,405	0.5
	TV		50,223	0.6
	Notebook		16,207	0.6
	Others		20,032	0.6

	Sub-Total	~~W~~	140,867

Development in process	Mobile	~~W~~	45,496
	TV		22,392
	Notebook		21,950
	Others		25,635

	Sub-Total	~~W~~	115,473

	Total	~~W~~	256,340

(ii) As of December 31, 2017

(In millions of won and in years)
Classification	Product	Book Value		Remaining Useful life
Development completed	Mobile	~~W~~	79,372	0.6
	TV		36,038	0.6
	Notebook		14,311	0.5
	Others		12,444	0.4

	Sub-Total	~~W~~	142,165

Development in process	Mobile	~~W~~	117,222
	TV		30,670
	Notebook		2,356
	Others		4,347

	Sub-Total	~~W~~	154,595

	Total	~~W~~	296,760